INCOME TAXES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Current income tax benefit			$ 1,587,361	$ 546,928
Net operating loss carryforward			$ 14,770,654
Federal net operating loss percentage			80.00%
Unrecognized tax benefit			$ 0	$ 0
Effective Income Tax Rate Reconciliation, Percent	0.00%	0.00%	0.00%	0.00%
Income Tax Examination, Penalties and Interest Expense	$ 0		$ 0